Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Schedule of intangible assets
Intangible Assets
Cost	$
As at January 1, 2019	—
Acquisition of Prismic Pharmaceuticals Inc.	18,543,379
Additions	293,126
Effects of foreign exchange	(140,276)
As at December 31, 2019	18,696,229
Effects of foreign exchange	505,264
As at December 31, 2020	19,201,493

Accumulated amortization
As at January 1, 2019	—
Amortization	1,906,363
Effects of foreign exchange	(30,759)
As at December 31, 2019	1,875,604
Amortization	3,894,467
Effects of foreign exchange	7,031
As at December 31, 2020	5,777,102

Net book value
As at January 1, 2019	—
As at December 31, 2019	16,820,625
As at December 31, 2020	13,424,391